Unaudited Interim Condensed Consolidated Statement of Changes in Equity - USD ($)	Number of Shares	Subscription Receivable	Additional Paid-in Capital	Legal Reserve	Warrants Reserves	Accumulated Other Comprehensive Income	Accumulated Deficit	Non- controlling Interests	Total
Balance at Dec. 31, 2023	$ 1,179,680	$ (50,000)	$ 80,983,164	$ 223,500	$ 251,036	$ 985,120	$ (58,340,675)	$ (79,050)	$ 25,152,775
Balance (in Shares) at Dec. 31, 2023	9,830,373
Foreign currency translation difference						(775,698)			(775,698)
Disposal of a subsidiary (Note 5)	$ (131)		(2,651)					(974)	(3,756)
Disposal of a subsidiary (Note 5) (in Shares)	(1,091)
Issuance of ordinary shares for stock-based compensation (Note 5)	$ 48,960		1,031,394						1,080,354
Issuance of ordinary shares for stock-based compensation (Note 5) (in Shares)	408,000
Net loss for the period							(1,847,594)	9,167	(1,838,427)
Balance at Jun. 30, 2024	$ 1,228,509	(50,000)	82,011,907	223,500	251,036	209,422	(60,188,269)	(70,857)	23,615,248
Balance (in Shares) at Jun. 30, 2024	10,237,282
Balance at Dec. 31, 2024	$ 2,137,108	(50,000)	93,102,042	223,500	251,036	590,981	(64,204,840)	(60,559)	$ 31,989,268
Balance (in Shares) at Dec. 31, 2024	17,808,947								17,808,974
Foreign currency translation difference						719,817			$ 719,817
Stock-based compensation (Note 5)	$ 174,931		50,069						225,000
Stock-based compensation (Note 5) (in Shares)	1,457,756
Issuance of ordinary shares through At the Market Offering (Note 5)	$ 306,587		3,211,014						3,517,601
Issuance of ordinary shares through At the Market Offering (Note 5) (in Shares)	2,554,886
Net loss for the period							(2,236,077)	8,955	(2,227,122)
Balance at Jun. 30, 2025	$ 2,618,626	$ (50,000)	$ 96,363,125	$ 223,500	$ 251,036	$ 1,310,798	$ (66,440,917)	$ (51,604)	$ 34,224,564
Balance (in Shares) at Jun. 30, 2025	21,821,589								21,821,589